---------------------------------------------------------------------------
                                                 PROSPECTUS  February 1, 1998
  ---------------------------------------------------------------------------
  EVERGREEN(SM) MONEY MARKET FUNDS              [EVERGREEN LOGO APPEARS HERE]
  ---------------------------------------------------------------------------
  Evergreen Money Market Fund (Class A, B and C Shares)
  Evergreen Municipal Money Market Fund (Class A Shares)
  Evergreen Pennsylvania Municipal Money Market Fund (Class A Shares) Evergreen Treasury Money Market Fund (Class A Shares)

           The Evergreen Money Market Funds (the "Funds") are designed to provide investors with current income, stability of principal and liquidity. This prospectus provides information regarding the Class A shares offered by each Fund and the Class B and Class C shares offered by the Evergreen Money Market Fund. Each Fund is a series of an open-end management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

           A Statement of Additional Information for the Funds, dated October 31, 1996, as supplemented and amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

  An investment in the Funds is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involves risk, including the possible loss of principal. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference
                                                                         62146 A

                               TABLE OF CONTENTS

EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                 8
         Investment Practices and Restrictions             11
ORGANIZATION AND SERVICE PROVIDERS
         Organization                                      14
         Service Providers                                 14
         Distribution Plans and Agreements                 15
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 16
         How to Redeem Shares                              19
         Exchange Privilege                                20
         Shareholder Services                              20
         Effect of Banking Laws                            21
OTHER INFORMATION
         Dividends, Distributions and Taxes                22
         General Information                               23

                                       2                                 62146 A

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
       The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

                                                          (Evergreen Money Market Fund
                                                                     only)
SHAREHOLDER TRANSACTION EXPENSES       Class A Shares   Class B Shares   Class C Shares
                                       --------------   ---------------  ---------------
Maximum Contingent Deferred Sales           None             5.00%(1)           1.00%
Charge (as a % of original purchase
price or redemption proceeds,
whichever is lower)

       (1) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The Funds do not charge a contingent deferred sales charge on redemptions made after that. See "Purchase and Redemption of Shares" for more information.

       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows for each Fund, other than Evergreen Money Market Fund, actual annual operating expenses for the fiscal period ended August 31, 1997. For Evergreen Money Market Fund, the table below shows estimated annual operating expenses for the fiscal period ending January 31, 1998. The examples show what you would pay if you invested $1,000 over periods indicated. The examples assume that you reinvest all of your dividends and that a Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. A Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by a Fund see "Organization and Service Providers."

Evergreen Money Market Fund

                                                                                                   Examples
                                                                            ------------------------------------------------------
                            Annual Operating
                                Expenses                                         Assuming Redemption              Assuming no
                        (After Reimbursements)(2)                                 at End of Period                Redemption
                      -----------------------------                         -----------------------------    ---------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C     Class B      Class C
                      -------    -------    -------                         -------    -------    -------    ----------    -------
Management Fees        0.46%      0.46%      0.46%
                                                      After 1 Year           $   9      $  66      $  26        $ 16        $  16
12b-1 Fees(1)          0.30%      1.00%      1.00%
                                                      After 3 Years          $  29      $  80      $  50        $ 50        $  50
Other Expenses         0.14%      0.14%      0.14%
                                                      After 5 Years          $  50      $ 107      $  87        $ 87        $  87
                      -------    -------    -------
                                                      After 10 Years         $ 111      $ 162      $ 190        $162        $ 190
Total                  0.90%      1.60%      1.60%
                      -------    -------    -------
                      -------    -------    -------

Evergreen Municipal Money Market Fund

                                                                                                          Example
                                                                                                    --------------------
                                        Annual Operating
                                            Expenses                                                      Assuming
                                             (After                                                      Redemption
                                       Reimbursements)(2)                                             at End of Period
                                   ---------------------------                                      --------------------
                                             Class A                                                      Class A
                                   ---------------------------                                      --------------------
Management Fees                               0.47%
                                                                 After 1 Year                               $  8
12b-1 Fees(1)                                 0.30%
                                                                 After 3 Years                              $ 26
Other Expenses                                0.06%
                                                                 After 5 Years                              $ 46
                                             ------
                                                                 After 10 Years                             $103
Total                                         0.83%
                                             ------
                                             ------
12b-1 Fees(1)
Other Expenses
Total
Management Fees

                                       3                                 62146 A

Evergreen Pennsylvania Municipal Money Market Fund

                                                                                                          Example
                                                                                                    --------------------
                                        Annual Operating                                                  Assuming
                                            Expenses                                                     Redemption
                                    (After Reimbursements)(2)                                         at End of Period
                                   ---------------------------                                      --------------------
                                             Class A                                                      Class A
                                   ---------------------------                                      --------------------
Management Fees                               0.40%
                                                                 After 1 Year                               $  8
12b-1 Fees(1)                                 0.21%
                                                                 After 3 Years                              $ 26
Other Expenses                                0.19%
                                                                 After 5 Years                              $ 44
                                             ------
                                                                 After 10 Years                             $ 99
Total                                         0.80%
                                             ------
                                             ------
12b-1 Fees(1)
Other Expenses
Total
Management Fees

Evergreen Treasury Money Market Fund

                                                                                                           Example
                                                                                                     --------------------
                                         Annual Operating
                                             Expenses                                                      Assuming
                                              (After                                                      Redemption
                                        Reimbursements)(2)                                             at End of Period
                                   ----------------------------                                      --------------------
                                             Class A                                                       Class A
                                   ----------------------------                                      --------------------
Management Fees                                0.35%
                                                                  After 1 Year                               $  7
12b-1 Fees(1)                                  0.30%
                                                                  After 3 Years                              $ 23
Other Expenses                                 0.07%
                                                                  After 5 Years                              $ 40
                                              ------
                                                                  After 10 Years                             $ 89
Total                                          0.72%
                                              ------
                                              ------
12b-1 Fees(1)
Other Expenses
Total
Management Fees

(1) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.30% of average net assets. In addition, a portion of Pennsylvania Municipal Money Market Fund's 12b-1 fee is being waived. Absent such waiver, Pennsylvania Municipal Money Market Fund's 12b-1 fee would have been 0.30%.
(2) First Union National Bank ("FUNB") has agreed to reimburse each Fund, other than Evergreen Money Market Fund, to the extent that a Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB currently expects to continue such expense limitation through January 31, 1998, but may cease these voluntary expenses reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed management fees of the Funds. Absent such reimbursements, each Fund would have paid expenses equal to the following percentages of net assets:

                                                                                                           Total Fund Operating
                                                                                          Management        Expenses (Without
                                                                                             Fees             Waivers and/or
                                        Fund                                           (Without Waiver)       Reimbursement)
------------------------------------------------------------------------------------   ----------------    --------------------
Evergreen Tax Exempt Money Market Fund
  Class A...........................................................................         0.50%                 0.86%
Evergreen Pennsylvania Tax Free Money Market Fund
  Class A...........................................................................         0.40%                 0.89%

                                       4                                 62146 A

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years ended August 31, 1997, or the life of the fund if shorter for Evergreen Money Market Fund and Evergreen Municipal Money Market Fund has been audited by Price Waterhouse LLP, each Fund's independent accountant, and for Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. A report of Price Waterhouse LLP or KPMG Peat Marwick LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Funds' SAI.

       Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge. Evergreen Money Market Fund -- Class A Shares

                                                                                                Class A Shares
                                                                                  -------------------------------------------
                                                                                      Year Ended           January 4, 1995
                                                                                      August 31,          (Commencement of
                                                                                  ------------------    Class Operations) to
                                                                                   1997       1996         August 31, 1995
                                                                                  -------    -------    ---------------------
PER SHARE DATA:
Net asset value beginning of year..............................................   $  1.00    $  1.00           $  1.00
                                                                                  -------    -------    ---------------------
  Net investment income........................................................      0.05       0.05              0.03
  Less distributions to shareholders from net investment income................     (0.05)     (0.05)            (0.03)
                                                                                  -------    -------    ---------------------
Net asset value end of year....................................................   $  1.00    $  1.00           $  1.00
                                                                                  -------    -------    ---------------------
                                                                                  -------    -------    ---------------------
TOTAL RETURN...................................................................     4.95%      5.05%             3.53%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...............................................................     0.79%      0.75%             0.81%(a)
  Total expenses excluding indirectly paid expenses............................     0.79%         --                --
  Total expenses excluding waivers and/or reimbursements.......................     0.88%      0.89%             1.02%(a)
  Net investment income........................................................     4.87%      4.86%             5.26%(a)
Net assets end of year (millions)..............................................   $ 2,803    $ 1,755           $   685

-------------
(a) Annualized.
Evergreen Money Market Fund -- Class B Shares

                                                                                                  Class B Shares
                                                                                    ------------------------------------------
                                                                                        Year Ended          January 26, 1995
                                                                                        August 31,          (Commencement of
                                                                                    ------------------    Class Operations) to
                                                                                     1997       1996        August 31, 1995
                                                                                    -------    -------    --------------------
PER SHARE DATA:
Net asset value beginning of year................................................   $  1.00    $  1.00          $   1.00
                                                                                    -------    -------    --------------------
  Net investment income..........................................................      0.04       0.04              0.03
  Less distributions to shareholders from net investment income..................     (0.04)     (0.04)            (0.03)
                                                                                    -------    -------    --------------------
Net asset value end of year......................................................   $  1.00    $  1.00          $   1.00
                                                                                    -------    -------    --------------------
                                                                                    -------    -------    --------------------
TOTAL RETURN (a).................................................................     4.22%      4.31%             2.78%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................................................................     1.49%      1.45%             1.51%(b)
  Total expenses excluding indirectly paid expenses..............................     1.49%         --                --
  Total expenses excluding waivers and/or reimbursements.........................     1.55%      1.59%             2.39%(b)
  Net investment income..........................................................     4.16%      4.18%             4.54%(b)
Net assets end of year (millions)................................................   $    23    $    10          $      8

-------------
(a) Excluding applicable sales charges.
(b) Annualized.
                                       5                                 62146 A

Evergreen Money Market Fund -- Class C Shares

                                                                                                              Class C Shares
                                                                                                           --------------------
                                                                                                              August 1, 1997
                                                                                                             (Commencement of
                                                                                                           Class Operations) to
                                                                                                             August 31, 1997
                                                                                                           --------------------
PER SHARE DATA:
Net asset value beginning of period.....................................................................         $   1.00
                                                                                                           --------------------
  Net investment income.................................................................................             0.00(c)
  Less distributions to shareholders from net investment income.........................................            (0.00)(c)
                                                                                                           --------------------
Net asset value end of period...........................................................................         $   1.00
                                                                                                           --------------------
                                                                                                           --------------------
TOTAL RETURN (a)........................................................................................            0.37%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses........................................................................................            1.67%(b)
  Total expenses excluding indirectly paid expenses.....................................................            1.66%(b)
  Total expenses excluding waivers and/or reimbursements................................................            1.69%(b)
  Net investment income.................................................................................            4.42%(b)
Net assets end of period (millions).....................................................................         $      5

-------------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Represents an amount less than $0.01 per share.
Evergreen Municipal Money Market Fund -- Class A Shares

                                                                                                 Class A Shares
                                                                                ------------------------------------------------
                                                                                     Year Ended               January 5, 1995
                                                                                     August 31,               (Commencement of
                                                                                --------------------        Class Operations) to
                                                                                 1997          1996           August 31, 1995
                                                                                ------        ------        --------------------
PER SHARE DATA:
Net asset value beginning of year............................................   $ 1.00        $ 1.00               $ 1.00
                                                                                ------        ------              -------
  Net investment income......................................................     0.03          0.03                 0.02
  Less distributions to shareholders from net investment income..............    (0.03)        (0.03)               (0.02)
                                                                                ------        ------              -------
Net asset value end of year..................................................   $ 1.00        $ 1.00               $ 1.00
                                                                                ------        ------              -------
                                                                                ------        ------              -------
TOTAL RETURN.................................................................     3.13%         3.22%                2.24%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.............................................................     0.83%         0.79%                0.78%(a)
  Total expenses excluding indirectly paid expenses..........................     0.83%           --                   --
  Total expenses excluding waivers and/or reimbursements.....................     0.86%         0.90%                0.90%(a)
  Net investment income......................................................     3.09%         3.14%                3.28%(a)
Net assets end of year (millions)............................................   $  667        $  661               $  555

-------------
(a) Annualized.
                                       6                                 62146 A

Evergreen Pennsylvania Municipal Money Market Fund -- Class A Shares

                                                                                          Class A Shares
                                                                  --------------------------------------------------------------
                                                                                                              August 22, 1995
                                                                                         Six Months           (Commencement of
                                                                    Year Ended              Ended           Class Operations) to
                                                                  August 31, 1997    August 31, 1996 (b)     February 29, 1996
                                                                  ---------------    -------------------    --------------------
PER SHARE DATA:
Net asset value beginning of year..............................       $  1.00              $  1.00                 $ 1.00
                                                                  ---------------          -------                -------
  Net investment income........................................          0.03                 0.01                   0.02
  Less distributions to shareholders from net investment
    income.....................................................         (0.03)               (0.01)                 (0.02)
                                                                  ---------------          -------                -------
Net asset value end of year....................................       $  1.00              $  1.00                 $ 1.00
                                                                  ---------------          -------                -------
                                                                  ---------------          -------                -------
TOTAL RETURN...................................................          3.05%                1.49%                  1.72%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...............................................          0.60%                0.55%(a)               0.47%(a)
  Total expenses excluding indirectly paid expenses............          0.60%                  --                     --
  Total expenses excluding waivers and/or reimbursements.......          0.89%                0.96%(a)               1.08%(a)
  Net investment income........................................          3.01%                2.97%(a)               3.14%(a)
Net assets end of year (millions)..............................       $    36              $    22                 $    4

-------------
(a) Annualized.
(b) The Fund changed its fiscal year end from February 28 to August 31. Evergreen Treasury Money Market Fund -- Class A Shares

                                                                                  Class A Shares
                                               ------------------------------------------------------------------------------------
                                                  Year Ended      Eight Months            Year Ended              March 6, 1991
                                                  August 31,         Ended               December 31,            (Commencement of
                                               ----------------    August 31,     --------------------------   Class Operations) to
                                                1997      1996      1995 (b)       1994      1993      1992     December 31, 1991
                                               ------    ------   ------------    ------    ------    ------   --------------------
PER SHARE DATA:
Net asset value beginning of year............  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00          $ 1.00
                                               ------    ------   ------------    ------    ------    ------         -------
  Net investment income......................    0.05      0.05        0.03         0.04      0.03      0.03            0.04
  Less distributions to shareholders from net
    investment income........................   (0.05)    (0.05)      (0.03)       (0.04)    (0.03)    (0.03)          (0.04)
                                               ------    ------   ------------    ------    ------    ------         -------
Net asset value end of year..................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00          $ 1.00
                                               ------    ------   ------------    ------    ------    ------         -------
                                               ------    ------   ------------    ------    ------    ------         -------
TOTAL RETURN.................................    4.82%     4.98%       3.58%        3.75%     2.73%     3.36%           4.46%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.............................    0.72%     0.69%       0.63%(a)     0.50%     0.48%     0.48%           0.47%(a)
  Total expenses excluding indirectly paid
    expenses.................................    0.72%       --          --           --        --        --              --
  Total expenses excluding waivers and/or
    reimbursements...........................    0.72%     0.77%       0.79%(a)     0.78%     0.82%     0.82%           1.08%(a)
  Net investment income......................    4.73%     4.76%       5.30%(a)     3.91%     2.70%     3.22%           4.95%(a)
Net assets end of year (millions)............  $2,485    $2,608      $1,178       $  755    $  261    $  209          $  100

-------------
(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to August 31.
                                       7                                 62146 A

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

       Each Fund's investment objective is nonfundamental; as a result, each Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. The Funds' fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.

Evergreen Money Market Fund

       The investment objective of Evergreen Money Market Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest in securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will also comply with the diversification requirements prescribed by Rule 2a-7. The Fund's permitted investments include:

       1. Marketable obligations of, or guaranteed by, the United States ("U.S.") government, its agencies or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the U.S. government, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the U.S. include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the U.S. Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and the Tennessee Valley Authority. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Inter-American Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.

       2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other nationally recognized statistical rating organization ("SRO") (or by a single SRO if only one has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings, see the SAI.

       3. Corporate debt securities and bank obligations that are rated in one of the two highest short-term rating categories by any two of S&P, Moody's and any other SRO (or by a single SRO if only one has assigned a rating).

       4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 397 days or less) that (a) is comparable in priority and security to the unrated securities and (b) meets the rating requirements of paragraphs 2 or 3 above.

       5. Unrated corporate debt securities, commercial paper and bank obligations issued by any domestic or foreign company which has an outstanding long-term debt issue rated in the top two rating categories by any SRO and determined by the investment adviser to be of comparable quality.

       6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.
                                       8                                 62146 B

       7. Repurchase agreements involving the securities described in paragraphs 1 through 6 above.

       The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. Such risks include unfavorable political and economic developments, withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, there may be less publicly available information about foreign issuers.

       The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 3 and 4 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act and are not considered readily marketable. The Fund will not invest more than 10% of its net assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days.

Evergreen Municipal Money Market Fund

       The investment objective of Evergreen Municipal Money Market Fund is to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the U.S. and by the District of Columbia, and their political subdivisions and duly constituted authorities. Such securities are generally known as "Municipal Securities" and are described in greater detail below.

       The Fund will invest in Municipal Securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities under Rule 2a-7. The Fund will also comply with the diversification requirements prescribed by Rule 2a-7. The Fund normally invests at least 80% of its net assets in Municipal Securities, the interest from which is exempt from federal income tax (other than the federal alternative minimum tax ("AMT")).

Taxable Investments. The Fund may temporarily invest up to 20% of the Fund's net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when the Fund's assets available for investment exceed the available Municipal Securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any SRO; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Evergreen Pennsylvania Municipal Money Market Fund

       The investment objective of Evergreen Pennsylvania Municipal Money Market Fund is to seek to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity.

       To obtain its objective, the Fund invests at least 80% of its net assets in municipal securities issued by the Commonwealth of Pennsylvania or its counties, municipalities, authorities or other political subdivisions, and municipal securities issued by territories or possessions of the U.S., such as Puerto Rico.

       The Fund will invest in Municipal Securities determined to present minimal credit risk and which are, at the time of acquisition, eligible obligations under Rule 2a-7. The Fund will also comply with the diversification
                                       9                                 62146 B
requirements prescribed by Rule 2a-7. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the AMT and Pennsylvania income tax.

       The Fund is non-diversified and may invest a significant percentage of its assets in the obligations of a single issuer. Since the Fund invests primarily in Pennsylvania obligations, its investments will be concentrated in one geographic area. The Fund will not invest in options, financial futures transactions or other similar "derivative" instruments except as otherwise provided herein.

Taxable Securities. Ordinarily, up to 20% of the Fund's annual interest income may be subject to Pennsylvania or regular federal income tax. However, at all times under normal market conditions the percentage of the Fund's income and corresponding distributions which is tax-exempt will be very close to 100%. In addition, for temporary defensive purposes, the Fund may invest up to 100% of its total assets in such taxable obligations when, in the opinion of the investment adviser, it is advisable to do so because of market conditions. The types of taxable obligations in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding thirteen months: (i) obligations of the U.S. government, its agencies or instrumentalities; (ii) negotiable certificates of deposit and bankers' acceptances of U.S. banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic and foreign U.S. dollar-denominated commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P; and (iv) repurchase agreements involving any of the foregoing portfolio obligations.

       Investments of the Fund in U.S. dollar-denominated foreign commercial paper may involve certain risks not applicable to domestic obligations. These risks include foreign political or economic instability, difficulties in enforcing a judgment against a foreign issuer should it default, the imposition or tightening of exchange controls and changes in foreign governmental attitudes toward private investment, including the possibility of increased taxation, nationalization or expropriation of Fund assets. Foreign issuers of obligations may also be subject to different accounting and disclosure systems, which may affect the type and quality of information available about an issuer. The rating services used by the Fund's investment adviser take these factors into consideration when assigning a rating to a particular security, and therefore the additional risk to the Fund of investing in foreign obligations with the same ratings as a domestic security is not expected to be significant.

       The Fund will not invest in any obligations of or loan any of its portfolio obligations to FUNB or its affiliates as defined in the 1940 Act or any affiliates of the Fund. Subject to the limitations described, the Fund is permitted to invest in obligations of correspondent banks of FUNB (banks with which FUNB maintains a special bank servicing relationship) which are not affiliates of the Evergreen Money Market Trust, its investment adviser or its distributor, but the Fund will not give preference in its investment selections to those obligations.

       After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the investment adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations of their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this prospectus and in the SAI.

       The Fund does not intend to concentrate its investments in any one industry. However, from time to time, the Fund may invest 25% or more of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations so related are (i) obligations the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

       Because the taxable money market is a broader and more liquid market, and has a greater number of investors, issuers and market makers, than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously. In general, tax-exempt municipal obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, an
                                       10                                62146 B
issuer of tax-exempt municipal securities may lose its tax-exempt status in the event of a change in the current tax laws.

Risk Factors: Investing in Pennsylvania Municipal Securities. Each investor should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Securities. Pennsylvania has been historically identified as a heavy industry state although that reputation has recently changed. The industrial composition of Pennsylvania diversified when the coal, steel, and railroad industries began to decline. This diversification was necessary when the traditionally strong industries in Pennsylvania declined as a long-term shift in jobs, investment and workers away from the northeast part of the nation took place. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania is highly urbanized, with approximately 50% of the Commonwealth's population contained in the metropolitan areas which include the cities of Philadelphia and Pittsburgh.

       It should be noted that Pennsylvania Municipal Securities may be adversely affected by local political and economic conditions and developments within Pennsylvania. For example, adverse conditions in a significant industry within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues. An expanded discussion of the risks associated with the purchase of Pennsylvania issues is contained in the SAI.

Evergreen Treasury Money Market Fund

       The investment objective of Evergreen Treasury Money Market Fund is to maintain stability of principal while earning current income. The Fund will attempt to seek income only to the extent consistent with stability of principal. Therefore, investments will be made in short-term U.S. Treasury obligations with an average dollar-weighted maturity of 90 days or less and obligations the principal and interest of which are backed by the full faith and credit of the U.S. government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in obligations issued directly by the U.S. Treasury. The Fund also may enter into repurchase agreements collateralized by the types of securities in which it may invest and lend its portfolio securities to qualified institutional investors. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less.

       Evergreen Treasury Money Market Fund is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.

       The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the U.S. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.

INVESTMENT PRACTICES AND RESTRICTIONS

General. The Funds invest only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of 90 days or less. The Funds follow these policies to maintain a stable net asset values of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. If a portfolio security is no longer of eligible quality, a Fund shall dispose of such security in an orderly fashion as soon as reasonably practicable, unless the Trustees determine, in light of market conditions or other factors, that disposal of the instrument would not be in the best interests of the Fund and its shareholders.

       The ability of each Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Fund invests to meet its payment obligations. In addition, the portfolio of each Fund will
                                       11                                62146 B
be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Municipal Securities. Municipal Securities are municipal bonds, notes and commercial paper issued by or for states, territories and possessions of the U.S. including the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligation and revenue bonds. General obligation bonds are used to support the government's general financial needs and are supported by the full faith and credit of the municipality. General obligation bonds are repaid from the issuer's general unrestricted revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are used to finance public works and certain private facilities. In contrast to general obligation bonds, revenue bonds are repaid only with the revenue generated by the project financed.

       Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.

       Since the Funds invest primarily in municipal securities, you should be aware of the risks associated with investing in such securities. The value of municipal bonds tends to go up when interest rates go down and vice, versa. An issuer's failure to make such payment due to political development or fiscal mismanagement could affect its ability to make prompt payments of interest and principal. Those events could also affect the market value of the security. Moreover, the market for municipal bonds is often thin and can by temporarily affected by large purchases and sales, including those by a Fund.

       Opinions relating to the validity of Municipal Securities and to the exclusion of interest thereon from federal and Pennsylvania personal income taxes are rendered by counsel to the respective issuers at the time of issuance. Neither the Funds, the Evergreen Money Market Trust, nor the investment adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

Floating Rate and Variable Rate Obligations. Each Fund, other than Evergreen Treasury Money Market Fund, may invest in certain variable rate and floating rate municipal securities with or without demand features. These variable rate securities do not have fixed interest rates; rather, interest rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Certain of these obligations may carry a demand feature that gives the Fund the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. Each Fund currently limits the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 10% of its net assets.

Stand-by Commitments. Each Fund, other than Evergreen Treasury Money Market Fund, may also acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.
                                       12                                62146 B

       Each Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the SEC) and banks which, in the opinion of the investment adviser, present minimal credit risks. The investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by a Fund. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying obligations at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to purchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Each Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

       For a detailed description of put transactions, see "Investment Policies -- Securities with Put Rights" in the SAI.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government obligations) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Securities Lending. To generate income and offset expenses, each Fund may lend obligations to broker-dealers and other financial institutions. Loans of obligations by a Fund may not exceed 30% of the value of the Fund's total assets. While obligations are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional obligations. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its obligations, it runs the risk that it could not retrieve the obligations on a timely basis possibly losing the opportunity to sell the obligations at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the obligations may be delayed.

When-Issued Securities. Evergreen Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. Evergreen Municipal Money Market Fund does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and Evergreen Treasury Money Market Fund does not expect that such commitments will exceed 20% of its total assets. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Illiquid Securities. The Funds may invest up to 10% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. In the case of Evergreen Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Money Market Fund, securities eligible for resale pursuant to Rule 144A under the Act, which have been determined to be liquid by the Trust's Board of Trustees, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 10% of its net assets invested in illiquid or not readily marketable securities.
                                       13                                62146 B

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase obligations while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Funds do not intend to leverage.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the obligations it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a fund currently bears concerning its own operations and may result in some duplication of fees.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the SAI.
--------------------------------------------------------------------------------
                       ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a diversified series of an open-end, management investment company, called Evergreen Money Market Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and distributions from the Funds' assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Funds may establish additional classes or series of shares.

       The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.

SERVICE PROVIDERS

Investment Advisers. The investment adviser of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund is Evergreen Asset Management Corp. ("Evergreen Asset"). Evergreen Asset, a subsidiary of First Union Corporation ("First Union"), is located at 2500 Westchester Avenue, Purchase, New York 10577.

       Evergreen Asset manages investments, supervises daily business affairs and provides administrative services for Evergreen Money Market Fund and Evergreen Municipal Money Market Fund. Evergreen Asset is entitled to receive from each Fund an annual fee of 0.50% of average daily net assets up to $1,000,000,000 in assets and 0.45% of average daily net assets in excess of $1,000,000,000.
                                       14                                62146 B

       FUNB serves as investment adviser to Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. FUNB is a subsidiary of First Union. Both are located at 201 South College Street, Charlotte, North Carolina 28288. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

       FUNB manages and supervises the daily business affairs for Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund and is entitled to receive an annual fee of 0.35% of each Fund's average daily net assets.

Sub-Adviser. Evergreen Asset has entered into sub-advisory agreements with Lieber & Company, an indirect wholly-owned subsidiary of First Union, which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolios of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber & Company.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

 .050% of the first $7 billion
 .035% on the next $3 billion
 .030% on the next $5 billion
 .020% on the next $10 billion
 .015% on the next $5 billion and
 .010% on assets in excess of $30 billion

       EIS also provides facilities, equipment and personnel to Evergreen Money Market Fund and Evergreen Municipal Money Market Fund on behalf of Evergreen Asset.

DISTRIBUTION PLANS AND AGREEMENTS

       Distribution Plans. Each class of shares pays for the expenses associated with the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan," or collectively, the "Plans"). Under the Plans, each class may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of each Fund's average daily net assets attributable to the class, as follows:

                   0.75% (currently limited to
Class A shares     0.30%)
Class B shares     1.00%
Class C shares     1.00%

       Of the amount that each class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment adviser or its affiliates, for
                                       15                                62146 B
personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Plans are used to compensate the Funds' distributor pursuant to the Distribution Agreements entered into by each Fund.

       Distribution Agreements. Each Fund has also entered into a distribution agreement (each, a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, each Fund will compensate EDI for its services based upon the maximum annual rate as a percentage of each Fund's average daily net assets attributable to the class, as follows:

Class A shares     0.30%
Class B shares     1.00%
Class C shares     1.00%

       The Distribution Agreements provide that EDI will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of a Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of a Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to each Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.

       In the event a Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

       Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.
--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES

       You may purchase shares of any Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus (see "General Information" -- "Other Classes of Shares").

Class A Shares. You may purchase Class A shares of each Fund at net asset value without an initial sales charge. Certain broker-dealers or other financial institutions may impose a fee in connection with purchases at net asset value.

Class B Shares_--_Deferred Sales Charge Alternative. You may purchase Class B shares of Evergreen Money Market Fund at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the
                                       16                                62146 B
lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                                                       CDSC
Redemption Timing                                                                                                    Imposed
------------------------------------------------------------------------------------------------------------------   --------
Month of purchase and the first twelve-month period following the month of purchase...............................    5.00%
Second twelve-month period following the month of purchase........................................................    4.00%
Third twelve-month period following the month of purchase.........................................................    3.00%
Fourth twelve-month period following the month of purchase........................................................    3.00%
Fifth twelve-month period following the month of purchase.........................................................    2.00%
Sixth twelve-month period following the month of purchase.........................................................    1.00%
No CDSC is imposed on amounts redeemed thereafter.

       The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

       At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution or shareholder service fees imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares -- Level-Load Alternative. Class C shares of Evergreen Money Market Fund are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge, and therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors, and through certain employee benefit and savings plans. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

       No CDSC is imposed on a redemption of shares of the Evergreen Money Market Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old;
(4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.
                                       17                                62146 B

       Evergreen Money Market Fund may sell Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, Keystone Investment Management Company ("Keystone"), FUNB, Evergreen Asset, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

How the Funds Value Their Shares. The net asset value of each class of shares of a Fund for purposes of both purchases and redemptions is determined twice daily, at 12 noon (eastern time) and promptly after the regular close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. eastern time) each business day, i.e., any weekday exclusive of days on which the Exchange or State Street Bank and Trust Company ("State Street") is closed. The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to each Fund's investment adviser, are accrued daily. The obligations in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method.

General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

       In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the U.S. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.
                                       18                                62146 B

HOW TO REDEEM SHARES

       You may "redeem" ( i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to a Fund, c/o ESC, the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will be either (i) mailed by check to the shareholder at the address in which the account is registered or (ii) wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

       In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

       Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.
                                       19                                62146 B

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.

       Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

       No CDSC will be imposed in the event Class B or C shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC. If you buy Class A shares of a Fund, you will be charged a sales load upon exchange for Class A shares of another Evergreen fund.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.
                                       20                                62146 B

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds and the other Evergreen funds available to their participants. A Fund's investment adviser or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (i) the dollar amount of each monthly or quarterly investment you wish to make, and (ii) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

       If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

EFFECT OF BANKING LAWS

       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing obligations in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset and FUNB are subject to and in compliance with the aforementioned laws and regulations.

       Changes to applicable laws and regulations or future judicial or administrative decisions could result in Evergreen Asset or FUNB being prevented from continuing to perform the services required under the investment
                                       21                                62146 B
advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If Evergreen Asset or FUNB were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

       The Funds declare substantially all of their net income as dividends on each business day. Such dividends are paid monthly. Net investment income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of a Fund. Gains or losses realized upon the sale of portfolio obligations are not included in net investment income, but are reflected in the net asset value of a Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently. The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter will be treated as paid in the immediately preceding December.

       Dividends will be automatically reinvested in full and fractional shares of a Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (eastern time), and federal funds are received by 4:00 p.m. (eastern time). All other wire purchases received after 12 noon (eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)

       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax exempt income of a regulated investment company (such as Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund) that pays exempt interest dividends. Except as noted below with respect to Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund, most shareholders of the Funds normally will have to pay federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund.

       Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of these Funds from their gross income for federal income tax purposes. However, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable ) are taxable as ordinary income, even though received in
                                       22                                62146 B
additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.

       Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gains distributions made during the calendar year. Under current law, the highest federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Funds' gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.

       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Evergreen Money Market Fund offers five classes of shares: Class A, Class B, Class C and Class Y. Evergreen Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market Fund each offer two classes of shares, Class A and Class Y. Class Y shares are offered through a separate prospectus. Class Y shares are available only to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and
(iii) investment advisory clients of FUNB, Evergreen Asset, Keystone, or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. From time to time, a Fund may quote its yield in advertisements, reports or other communications to shareholders. Yield is computed separately for each class of shares. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.

       The method of calculating each Fund's yield is set forth in the SAI. Before investing in Evergreen Municipal Money Market Fund or the Evergreen Pennsylvania Municipal Money Market Fund, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:

      6% Tax-Free Yield /(1 - .36 Tax Rate) = 6/.64 = 9.38% Taxable Yield.

       In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.

       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.
                                       23                                62146 B

       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen fund shareholders.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       24                                62146 B

  Investment Adviser
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      Evergreen Money Market Fund, Evergreen Municipal Money Market Fund
  Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
      Evergreen Treasury Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund
  Custodian
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  Transfer Agent
  Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts, 02106-2121 Legal Counsel
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  Independent Accountants
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      Evergreen Money Market Fund, Evergreen Municipal Money Market Fund
  KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
      Evergreen Treasury Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund
  Distributor
  Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019
  62146                                                              536120rev03
62146 C

  ---------------------------------------------------------------------------
                                                 PROSPECTUS  February 1, 1998
  ---------------------------------------------------------------------------
  EVERGREENSM MONEY MARKET FUNDS
  ---------------------------------------------------------------------------
  Evergreen Money Market Fund
  Evergreen Municipal Money Market Fund
  Evergreen Pennsylvania Municipal Money Market Fund
  Evergreen Treasury Money Market Fund

  CLASS Y SHARES

           The Evergreen Money Market Funds (the "Funds") are designed to provide investors with current income, stability of principal and liquidity. This prospectus provides information regarding the Class Y shares offered by each Fund. Each Fund is a series of an open-end management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

           A Statement of Additional Information for the Funds, dated October 31, 1996, as supplemented and amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

  An investment in the Funds is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involves risk, including the possible loss of principal. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
  TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   Keep This Prospectus For Future Reference
                                                                         65665 A

                               TABLE OF CONTENTS

EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                 6
         Investment Practices and Restrictions             10
ORGANIZATION AND SERVICE PROVIDERS
         Organization                                      12
         Service Providers                                 13
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 13
         How to Redeem Shares                              14
         Exchange Privilege                                15
         Shareholder Services                              16
         Effect of Banking Laws                            17
OTHER INFORMATION
         Dividends, Distributions and Taxes                17
         General Information                               18

                                       2                                 65665 A

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
       The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases                                                  None
Sales Charge on Dividend Reinvestments                                             None
Contingent Deferred Sales Charge                                                   None

       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management and other fees. The table below shows for each Fund, other than Evergreen Money Market Fund, actual annual operating expenses for the fiscal period ended August 31, 1997. For Evergreen Money Market Fund, the table below shows estimated annual operating expenses for the fiscal period ending January 31, 1998. The examples show what you would pay if you invested $1,000 over periods indicated. The examples assume that you reinvest all of your dividends and that a Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. A Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by a Fund see "Organization and Service Providers."

Evergreen Money Market Fund

                                 Annual Operating
                                     Expenses
                            (After Reimbursements)(1)
                           ----------------------------
Management Fees                        0.46%
12b-1 Fees                                --
Other Expenses                         0.14%
                                      ------
Total                                  0.60%
                                      ------
                                      ------

                                     Example
                                     -------
                                     Class Y
                                     -------
After 1 Year                           $ 6
After 3 Years                          $19
After 5 Years                          $33
After 10 Years                         $75

Evergreen Municipal Money Market Fund

                                 Annual Operating
                                     Expenses
                            (After Reimbursements)(1)
                           ----------------------------
Management Fees                        0.47%
12b-1 Fees                                --
Other Expenses                         0.06%
                                      ------
Total                                  0.53%
                                      ------
                                      ------

                                     Example
                                     -------
                                     Class Y
                                     -------
After 1 Year                           $ 5
After 3 Years                          $17
After 5 Years                          $30
After 10 Years                         $66

Evergreen Pennsylvania Municipal Money Market Fund

                                 Annual Operating
                                     Expenses
                            (After Reimbursements)(1)
                           ----------------------------
Management Fees                        0.31%
12b-1 Fees                                --
Other Expenses                         0.10%
                                      ------
Total                                  0.41%
                                      ------
                                      ------

                                     Example
                                     -------
                                     Class Y
                                     -------
After 1 Year                           $ 4
After 3 Years                          $13
After 5 Years                          $23
After 10 Years                         $52

Evergreen Treasury Money Market Fund

                                   Annual Operating
                                       Expenses
                                   ----------------
Management Fees                          0.35%
12b-1 Fees                                  --
Other Expenses                           0.07%
                                        ------
Total                                    0.42%
                                        ------
                                        ------

                                     Example
                                     -------
                                     Class Y
                                     -------
After 1 Year                           $ 4
After 3 Years                          $13
After 5 Years                          $24
After 10 Years                         $53

-------------
(1) First Union National Bank ("FUNB") has agreed to reimburse each Fund to the extent that each Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB may cease these voluntary expense reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed management fees of the Funds. Absent such reimbursements, each Fund would have paid the expenses equal to the following percentages of net assets:
                                       3                                 65665 A

                                                                                        Management    Total Fund Operating
                                                                                           Fees        Expenses (Without
                                                                                         (Without        Waivers and/or
Fund                                                                                     Waiver)         Reimbursement)
-------------------------------------------------------------------------------------   ----------    --------------------
Evergreen Municipal Money Market Fund
  Class Y............................................................................       0.50%              0.56%
Evergreen Pennsylvania Municipal Money Market Fund
  Class Y............................................................................       0.40%              0.43%

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years ended August 31, 1997 or the life of the fund if shorter for Evergreen Money Market Fund and Evergreen Municipal Money Market Fund has been audited by Price Waterhouse LLP, each Fund's independent accountant, and for Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. A report of Price Waterhouse LLP or KPMG Peat Marwick LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Funds' Statement of Additional Information.

       Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.

Evergreen Money Market Fund -- Class Y Shares

                                                                                                                    November 2, 1987
                                                             Ten Months                                             (Commencement of
                                   Year Ended August 31,        Ended               Year Ended October 31,               Class
                                   ----------------------  August 31, 1994  --------------------------------------   Operations) to
                                    1997    1996    1995         (b)         1993    1992    1991    1990    1989   October 31, 1988
                                   ------  ------  ------  ---------------  ------  ------  ------  ------  ------  ----------------
PER SHARE DATA:
Net asset value beginning of
  year............................. $ 1.00 $ 1.00  $ 1.00      $  1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00       $ 1.00
                                   ------  ------  ------  ---------------  ------  ------  ------  ------  ------      -------
  Net investment income............   0.05   0.05    0.05         0.03        0.03    0.04    0.07    0.08    0.09         0.07
  Less distributions to
    shareholders from net
    investment income..............  (0.05)  (0.05)  (0.05)       (0.03)     (0.03)  (0.04)  (0.07)  (0.08)  (0.09)       (0.07)
                                   ------  ------  ------  ---------------  ------  ------  ------  ------  ------      -------
Net asset value end of year........ $ 1.00 $ 1.00  $ 1.00      $  1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00       $ 1.00
                                   ------  ------  ------  ---------------  ------  ------  ------  ------  ------      -------
                                   ------  ------  ------  ---------------  ------  ------  ------  ------  ------      -------
TOTAL RETURN.......................  5.27%  5.36%   5.38%        2.92%       3.23%   4.23%   6.73%   8.40%   9.39%        7.37%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses...................  0.48%  0.45%   0.53%        0.32%(a)    0.39%   0.36%   0.30%   0.35%   0.38%        0.43%(a)
  Total expenses excluding
    indirectly paid expenses.......  0.48%     --      --           --          --      --      --      --      --           --
  Total expenses excluding waivers
    and/or reimbursements..........  0.54%  0.59%   0.73%        0.71%(a)    0.71%   0.72%   0.70%   0.69%   0.75%        0.93%(a)
  Net investment income............  5.13%  5.16%   5.26%        3.46%(a)    3.19%   4.18%   6.53%   8.08%   9.42%        7.26%(a)
Net assets end of year
  (millions)....................... $  635 $  671  $  283      $   273      $  299  $  358  $  438  $  458  $  408       $  161

-------------
(a) Annualized.
(b) The Fund changed its fiscal year end from October 31 to August 31.
                                       4                                 65665 A

Evergreen Municipal Money Market Fund -- Class Y Shares

                                                                                                              November 2, 1988
                                                       Year Ended August 31,                                  (Commencement of
                            ----------------------------------------------------------------------------    Class Operations) to
                             1997      1996      1995      1994      1993      1992      1991      1990       August 31, 1989
                            ------    ------    ------    ------    ------    ------    ------    ------    --------------------
PER SHARE DATA:
Net asset value beginning
  of year................   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00           $ 1.00
                            ------    ------    ------    ------    ------    ------    ------    ------          -------
  Net investment
  income.................     0.03      0.03      0.04      0.02      0.03      0.04      0.05      0.06             0.05
  Less distributions to
    shareholders from net
    investment income....    (0.03)    (0.03)    (0.04)    (0.02)    (0.03)    (0.04)    (0.05)    (0.06)           (0.05)
                            ------    ------    ------    ------    ------    ------    ------    ------          -------
Net asset value end of
  year...................   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00           $ 1.00
                            ------    ------    ------    ------    ------    ------    ------    ------          -------
                            ------    ------    ------    ------    ------    ------    ------    ------          -------
TOTAL RETURN.............    3.44%     3.53%     3.59%     2.50%     2.61%     3.73%     5.46%     6.15%            5.51%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
  assets:
  Total expenses.........    0.53%     0.49%     0.50%     0.34%     0.34%     0.32%     0.28%     0.31%            0.24%(a)
  Total expenses
    excluding indirectly
    paid expenses........    0.53%        --        --        --        --        --        --        --               --
  Total expenses
    excluding waivers
    and/or
    reimbursements.......    0.55%     0.60%     0.63%     0.64%     0.63%     0.63%     0.66%     0.71%            0.79%(a)
  Net investment
    income...............    3.37%     3.44%     3.53%     2.47%     2.58%     3.72%     5.23%     5.94%            6.77%(a)
Net assets end of year
  (millions).............   $  378    $  617    $  421    $  402    $  401    $  417    $  510    $  311           $  109

-------------
(a) Annualized.
Evergreen Pennsylvania Municipal Money Market Fund -- Class Y Shares

                                                      Six Months     Year Ended             Year Ended
                                     Year Ended         Ended       February 29,           February 28,
                                     August 31,       August 31,    ------------    --------------------------
                                        1997           1996 (b)         1996         1995      1994      1993
                                   ---------------    ----------    ------------    ------    ------    ------
PER SHARE DATA:
Net asset value beginning of
  year...........................      $  1.00          $ 1.00         $ 1.00       $ 1.00    $ 1.00    $ 1.00
                                   ---------------    ----------    ------------    ------    ------    ------
  Net investment income..........         0.03            0.01           0.03         0.03      0.02      0.03
  Less distributions to
    shareholders from net
    investment income............        (0.03)          (0.01)         (0.03)       (0.03)    (0.02)    (0.03)
                                   ---------------    ----------    ------------    ------    ------    ------
Net asset value
  end of year....................      $  1.00          $ 1.00         $ 1.00       $ 1.00    $ 1.00    $ 1.00
                                   ---------------    ----------    ------------    ------    ------    ------
                                   ---------------    ----------    ------------    ------    ------    ------
TOTAL RETURN.....................        3.15%           1.51%          3.55%        2.81%     2.10%     2.68%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................        0.50%           0.50%(a)       0.37%        0.33%     0.47%     0.35%
  Total expenses excluding
    indirectly paid
    expenses.....................        0.50%              --             --           --        --        --
  Total expenses excluding
    waivers and/or
    reimbursements...............        0.60%           0.66%(a)       0.73%        1.05%     1.26%     1.07%
  Net investment
    income.......................        3.10%           2.92%(a)       3.42%        3.09%     2.10%     2.62%
Net assets end of year
  (millions).....................      $    32          $   48         $   83       $   44    $   14    $   16
                                     August 15, 1991
                                     (Commencement of
                                   Class Operations) to
                                    February 29, 1992
                                   --------------------
PER SHARE DATA:
Net asset value beginning of
  year...........................         $ 1.00
                                         -------
  Net investment income..........           0.02
  Less distributions to
    shareholders from net
    investment income............          (0.02)
                                         -------
Net asset value
  end of year....................         $ 1.00
                                         -------
                                         -------
TOTAL RETURN.....................          2.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.................          0.19%(a)
  Total expenses excluding
    indirectly paid
    expenses.....................             --
  Total expenses excluding
    waivers and/or
    reimbursements...............          0.77%(a)
  Net investment
    income.......................          3.90%(a)
Net assets end of year
  (millions).....................         $   21

-------------
(a) Annualized.
(b) The Fund changed its fiscal year end from February 28 to August 31.
                                       5                                 65665 A

Evergreen Treasury Money Market Fund -- Class Y Shares

                                             Year Ended       Eight Months            Year Ended               March 6, 1991
                                             August 31,          Ended               December 31,             (Commencement of
                                          ----------------     August 31,     --------------------------    Class Operations) to
                                           1997      1996       1995 (b)       1994      1993      1992      December 31, 1991
                                          ------    ------    ------------    ------    ------    ------    --------------------
PER SHARE DATA:
Net asset value beginning of year......   $ 1.00    $ 1.00       $ 1.00       $ 1.00    $ 1.00    $ 1.00           $ 1.00
                                          ------    ------    ------------    ------    ------    ------          -------
  Net investment income................     0.05      0.05         0.04         0.04      0.03      0.04             0.05
  Less distributions to shareholders
    from net investment income.........    (0.05)    (0.05)       (0.04)       (0.04)    (0.03)    (0.04)           (0.05)
                                          ------    ------    ------------    ------    ------    ------          -------
Net asset value end of year............   $ 1.00    $ 1.00       $ 1.00       $ 1.00    $ 1.00    $ 1.00           $ 1.00
                                          ------    ------    ------------    ------    ------    ------          -------
                                          ------    ------    ------------    ------    ------    ------          -------
TOTAL RETURN...........................    5.14%     5.29%        3.78%        4.06%     3.04%     3.67%            4.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses.......................    0.42%     0.39%        0.33%(a)     0.20%     0.18%     0.17%            0.20%(a)
  Total expenses excluding indirectly
    paid expenses......................    0.42%        --           --           --        --        --               --
  Total expenses excluding waivers
    and/or reimbursements..............    0.43%     0.47%        0.49%(a)     0.48%     0.52%     0.52%            0.52%(a)
  Net investment income................    5.02%     5.12%        5.60%(a)     3.78%     3.00%     3.61%            5.53%(a)
Net assets end of year (millions)......   $  547    $  760       $  277       $  163    $  366    $  286           $  265

-------------
(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to August 31.
--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

       Each Fund's investment objective is nonfundamental; as a result, each Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. The Funds' fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.
Evergreen Money Market Fund

       The investment objective of Evergreen Money Market Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest in securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will also comply with the diversification requirements prescribed by Rule 2a-7. The Fund's permitted investments include:

       1. Marketable obligations of, or guaranteed by, the United States ("U.S.") government, its agencies or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the U.S. government, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the U.S. include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the U.S. Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and the Tennessee Valley Authority. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Inter-American Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by
                                       6                                 65665 B
appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.

       2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other nationally recognized statistical rating organization ("SRO") (or by a single SRO if only one has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings, see the SAI.

       3. Corporate debt securities and bank obligations that are rated in one of the two highest short-term rating categories by any two of S&P, Moody's and any other SRO (or by a single SRO if only one has assigned a rating).

       4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 397 days or less) that (a) is comparable in priority and security to the unrated securities and (b) meets the rating requirements of paragraphs 2 or 3 above.

       5. Unrated corporate debt securities, commercial paper and bank obligations issued by any domestic or foreign company which has an outstanding long-term debt issue rated in the top two rating categories by any SRO and determined by the investment adviser to be of comparable quality.

       6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.

       7. Repurchase agreements involving the securities described in paragraphs 1 through 6 above.

       The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. Such risks include unfavorable political and economic developments, withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, there may be less publicly available information about foreign issuers.

       The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 3 and 4 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act and are not considered readily marketable. The Fund will not invest more than 10% of its net assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days.

Evergreen Municipal Money Market Fund

       The investment objective of Evergreen Municipal Money Market Fund is to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the U.S. and by the District of Columbia, and their political subdivisions and duly constituted authorities. Such securities are generally known as "Municipal Securities" and are described in greater detail below.

       The Fund will invest in Municipal Securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities under Rule 2a-7. The Fund will also comply with the diversification requirements prescribed by Rule 2a-7. The Fund normally invests at least 80% of its net assets in Municipal Securities, the interest from which is exempt from federal income tax (other than the federal alternative minimum tax ("AMT")).

Taxable Investments. The Fund may temporarily invest up to 20% of the Fund's net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods
                                       7                                 65665 B
when the Fund's assets available for investment exceed the available Municipal Securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any SRO; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Evergreen Pennsylvania Municipal Money Market Fund

       The investment objective of Evergreen Pennsylvania Municipal Money Market Fund is to seek to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity.

       To obtain its objective, the Fund invests at least 80% of its net assets in municipal securities issued by the Commonwealth of Pennsylvania or its counties, municipalities, authorities or other political subdivisions, and municipal securities issued by territories or possessions of the U.S., such as Puerto Rico.

       The Fund will invest in Municipal Securities determined to present minimal credit risk and which are, at the time of acquisition, eligible obligations under Rule 2a-7. The Fund will also comply with the diversification requirements prescribed by Rule 2a-7. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the AMT and Pennsylvania income tax.

       The Fund is non-diversified and may invest a significant percentage of its assets in the obligations of a single issuer. Since the Fund invests primarily in Pennsylvania obligations, its investments will be concentrated in one geographic area. The Fund will not invest in options, financial futures transactions or other similar "derivative" instruments except as otherwise provided herein.

Taxable Securities. Ordinarily, up to 20% of the Fund's annual interest income may be subject to Pennsylvania or regular federal income tax. However, at all times under normal market conditions the percentage of the Fund's income and corresponding distributions which is tax-exempt will be very close to 100%. In addition, for temporary defensive purposes, the Fund may invest up to 100% of its total assets in such taxable obligations when, in the opinion of the investment adviser, it is advisable to do so because of market conditions. The types of taxable obligations in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding thirteen months: (i) obligations of the U.S. government, its agencies or instrumentalities; (ii) negotiable certificates of deposit and bankers' acceptances of U.S. banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic and foreign U.S. dollar-denominated commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P; and (iv) repurchase agreements involving any of the foregoing portfolio obligations.

       Investments of the Fund in U.S. dollar-denominated foreign commercial paper may involve certain risks not applicable to domestic obligations. These risks include foreign political or economic instability, difficulties in enforcing a judgment against a foreign issuer should it default, the imposition or tightening of exchange controls and changes in foreign governmental attitudes toward private investment, including the possibility of increased taxation, nationalization or expropriation of Fund assets. Foreign issuers of obligations may also be subject to different accounting and disclosure systems, which may affect the type and quality of information available about an issuer. The rating services used by the Fund's investment adviser take these factors into consideration when assigning a rating to a particular security, and therefore the additional risk to the Fund of investing in foreign obligations with the same ratings as a domestic security is not expected to be significant.

       The Fund will not invest in any obligations of or loan any of its portfolio obligations to FUNB or its affiliates as defined in the 1940 Act or any affiliates of the Fund. Subject to the limitations described, the Fund is permitted to invest in obligations of correspondent banks of FUNB (banks with which FUNB maintains a special bank servicing relationship) which are not affiliates of the Evergreen Money Market Trust, its investment adviser or its distributor, but the Fund will not give preference in its investment selections to those obligations.

       After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the investment adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's or S&P may change as a result of changes in such
                                       8                                 65665 B
organizations of their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this prospectus and in the SAI.

       The Fund does not intend to concentrate its investments in any one industry. However, from time to time, the Fund may invest 25% or more of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations so related are (i) obligations the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

       Because the taxable money market is a broader and more liquid market, and has a greater number of investors, issuers and market makers, than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously. In general, tax-exempt municipal obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, an issuer of tax-exempt municipal securities may lose its tax-exempt status in the event of a change in the current tax laws.

Risk Factors: Investing in Pennsylvania Municipal Securities. Each investor should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Securities. Pennsylvania has been historically identified as a heavy industry state although that reputation has recently changed. The industrial composition of Pennsylvania diversified when the coal, steel, and railroad industries began to decline. This diversification was necessary when the traditionally strong industries in Pennsylvania declined as a long-term shift in jobs, investment and workers away from the northeast part of the nation took place. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania is highly urbanized, with approximately 50% of the Commonwealth's population contained in the metropolitan areas which include the cities of Philadelphia and Pittsburgh.

       It should be noted that Pennsylvania Municipal Securities may be adversely affected by local political and economic conditions and developments within Pennsylvania. For example, adverse conditions in a significant industry within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues. An expanded discussion of the risks associated with the purchase of Pennsylvania issues is contained in the SAI.

Evergreen Treasury Money Market Fund

       The investment objective of Evergreen Treasury Money Market Fund is to maintain stability of principal while earning current income. The Fund will attempt to seek income only to the extent consistent with stability of principal. Therefore, investments will be made in short-term U.S. Treasury obligations with an average dollar-weighted maturity of 90 days or less and obligations the principal and interest of which are backed by the full faith and credit of the U.S. government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in obligations issued directly by the U.S. Treasury. The Fund also may enter into repurchase agreements collateralized by the types of securities in which it may invest and lend its portfolio securities to qualified institutional investors. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less.

       Evergreen Treasury Money Market Fund is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.

       The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the U.S. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.
                                       9                                 65665 B

INVESTMENT PRACTICES AND RESTRICTIONS

General. The Funds invest only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of 90 days or less. The Funds follow these policies to maintain a stable net asset values of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. If a portfolio security is no longer of eligible quality, a Fund shall dispose of such security in an orderly fashion as soon as reasonably practicable, unless the Trustees determine, in light of market conditions or other factors, that disposal of the instrument would not be in the best interests of the Fund and its shareholders.

       The ability of each Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Fund invests to meet its payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Municipal Securities. Municipal Securities are municipal bonds, notes and commercial paper issued by or for states, territories and possessions of the U.S. including the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligation and revenue bonds. General obligation bonds are used to support the government's general financial needs and are supported by the full faith and credit of the municipality. General obligation bonds are repaid from the issuer's general unrestricted revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are used to finance public works and certain private facilities. In contrast to general obligation bonds, revenue bonds are repaid only with the revenue generated by the project financed.

       Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.

       Since the Funds invest primarily in municipal securities, you should be aware of the risks associated with investing in such securities. The value of municipal bonds tends to go up when interest rates go down and vice, versa. An issuer's failure to make such payment due to political development or fiscal mismanagement could affect its ability to make prompt payments of interest and principal. Those events could also affect the market value of the security. Moreover, the market for municipal bonds is often thin and can by temporarily affected by large purchases and sales, including those by a Fund.

       Opinions relating to the validity of Municipal Securities and to the exclusion of interest thereon from federal and Pennsylvania personal income taxes are rendered by counsel to the respective issuers at the time of issuance. Neither the Funds, the Evergreen Money Market Trust, nor the investment adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

Floating Rate and Variable Rate Obligations. Each Fund, other than Evergreen Treasury Money Market Fund, may invest in certain variable rate and floating rate municipal securities with or without demand features. These variable rate securities do not have fixed interest rates; rather, interest rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Certain of these obligations may carry a demand feature that gives the Fund the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. Each Fund currently limits the value of its investments in any
                                       10                                65665 B
floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 10% of its net assets.

Stand-by Commitments. Each Fund, other than Evergreen Treasury Money Market Fund, may also acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

       Each Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the SEC) and banks which, in the opinion of the investment adviser, present minimal credit risks. The investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by a Fund. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying obligations at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to purchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Each Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

       For a detailed description of put transactions, see "Investment Policies -- Securities with Put Rights" in the SAI.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government obligations) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Securities Lending. To generate income and offset expenses, each Fund may lend obligations to broker-dealers and other financial institutions. Loans of obligations by a Fund may not exceed 30% of the value of the Fund's total assets. While obligations are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional obligations. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its obligations, it runs the risk that it could not retrieve the obligations on a timely basis possibly losing the opportunity to sell the obligations at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the obligations may be delayed.

When-Issued Securities. Evergreen Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. Evergreen Municipal Money Market Fund does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and Evergreen Treasury Money Market Fund does not expect that such commitments will exceed 20% of its total assets. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Illiquid Securities. The Funds may invest up to 10% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. In the case of Evergreen Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund
                                       11                                65665 B
and Evergreen Money Market Fund, securities eligible for resale pursuant to Rule 144A under the Act, which have been determined to be liquid by the Trust's Board of Trustees, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 10% of its net assets invested in illiquid or not readily marketable securities.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase obligations while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Funds do not intend to leverage.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the obligations it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, a fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a fund currently bears concerning its own operations and may result in some duplication of fees.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the SAI.
--------------------------------------------------------------------------------
                       ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a diversified series of an open-end, management investment company, called Evergreen Money Market Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and distributions from the Funds' assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Funds may establish additional classes or series of shares.

       The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.
                                       12                                65665 B

SERVICE PROVIDERS

Investment Advisers. The investment adviser of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund is Evergreen Asset Management Corp. ("Evergreen Asset"). Evergreen Asset, a subsidiary of First Union Corporation ("First Union"), is located at 2500 Westchester Avenue, Purchase, New York 10577.

       Evergreen Asset manages investments, supervises daily business affairs and provides administrative services for Evergreen Money Market Fund and Evergreen Municipal Money Market Fund. Evergreen Asset is entitled to receive from each Fund an annual fee of 0.50% of average daily net assets up to $1,000,000,000 in assets and 0.45% of average daily net assets in excess of $1,000,000,000.

       FUNB serves as investment adviser to Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. FUNB is a subsidiary of First Union. Both are located at 201 South College Street, Charlotte, North Carolina 28288. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

       FUNB manages and supervises the daily business affairs for Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund and is entitled to receive an annual fee of 0.35% of each Fund's average daily net assets.

Sub-Adviser. Evergreen Asset has entered into sub-advisory agreements with Lieber & Company, an indirect wholly-owned subsidiary of First Union, which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolios of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber & Company.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to Evergreen Treasury Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

 .050% of the first $7 billion
 .035% on the next $3 billion
 .030% on the next $5 billion
 .020% on the next $10 billion
 .015% on the next $5 billion and
 .010% on assets in excess of $30 billion

       EIS also provides facilities, equipment and personnel to Evergreen Money Market Fund and Evergreen Municipal Money Market Fund on behalf of Evergreen Asset.
--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES

       Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994 owned shares in a
                                       13                                65665 B
mutual fund advised by Evergreen Asset, (2) certain institutional investors and
(3) investment advisory clients of FUNB, Evergreen Asset, Keystone Investment Management Company ("Keystone"), or their affiliates.

       Eligible investors may purchase Class Y shares of any Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of a Fund by mailing to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class Y shares are offered through this prospectus (see "General Information" -- "Other Classes of Shares").

How the Funds Value Their Shares. The net asset value of each class of shares of a Fund for purposes of both purchases and redemptions is determined twice daily, at 12 noon (eastern time) and promptly after the regular close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. eastern time) each business day, i.e., any weekday exclusive of days on which the Exchange or State Street Bank and Trust Company ("State Street") is closed. The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to each Fund's investment adviser, are accrued daily. The obligations in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

       You may "redeem" ( i.e., sell) your Class Y shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to a Fund, c/o ESC, the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000.
                                       14                                65665 B

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Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will be either (i) mailed by check to the shareholder at the address in which the account is registered or (ii) wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

       In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

       Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.
                                       15                                65665 B

       Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (i) the dollar amount of each monthly or quarterly investment you wish to make, and (ii) the fund in which the investment is to be made. Thereafter, on the first day of the designated month,
                                       16                                65665 B
an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

EFFECT OF BANKING LAWS

       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing obligations in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset and FUNB are subject to and in compliance with the aforementioned laws and regulations.

       Changes to applicable laws and regulations or future judicial or administrative decisions could result in Evergreen Asset or FUNB being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If Evergreen Asset or FUNB were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

       The Funds declare substantially all of their net income as dividends on each business day. Such dividends are paid monthly. Net investment income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of a Fund. Gains or losses realized upon the sale of portfolio obligations are not included in net investment income, but are reflected in the net asset value of a Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently. The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter will be treated as paid in the immediately preceding December.

       Dividends will be automatically reinvested in full and fractional shares of a Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (eastern time), and federal funds are received by 4:00 p.m. (eastern time). All other wire purchases received after 12 noon (eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)
                                       17                                65665 B

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       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax exempt income of a regulated investment company (such as Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund) that pays exempt interest dividends. Except as noted below with respect to Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund, most shareholders of the Funds normally will have to pay federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund.

       Evergreen Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of these Funds from their gross income for federal income tax purposes. However, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.

       Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gains distributions made during the calendar year. Under current law, the highest federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Funds' gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.

       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Evergreen Money Market Fund offers four classes of shares: Class A, Class B, Class C and Class Y. Evergreen Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market Fund each offer two classes of shares, Class A and Class Y. Class A, Class B and Class C shares are offered through a separate prospectus. Class Y shares are available only to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of FUNB, Evergreen Asset, Keystone, or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. From time to time, a Fund may quote its yield in advertisements, reports or other communications to shareholders. Yield is computed separately for each class of shares. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates
                                       18                                65665 B
and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.

       The method of calculating each Fund's yield is set forth in the SAI. Before investing in Evergreen Municipal Money Market Fund or the Evergreen Pennsylvania Municipal Money Market Fund, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:

      6% Tax-Free Yield /(1 - .36 Tax Rate) = 6/.64 = 9.38% Taxable Yield.

       In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.

       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.

       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen fund shareholders.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       19                                65665 B